Customers and Other Financing and Non-Financing Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of Accounts Receivable and Other Receivables	A. Customers

	2025		2024
Domestic customers	Ps.	90,666,378	Ps.	86,225,287
Export customers	21,328,100		40,507,888
Total customers, net	Ps.	111,994,478	Ps.	126,733,175

Schedule of Breakdown of Accounts Receivable Based on Credit History
The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2025 and 2024, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2025		2024
Current	Ps.	89,172,793	Ps.	84,445,056
1 to 30 days	548,374		437,409
31 to 60 days	114,307		219,618
61 to 90 days	9,679		164,720
More than 90 days	12,428,293		9,117,181
Total	102,273,446		94,383,984
Impaired (reserved)	(11,607,068)		(8,158,697)
Total domestic customers, net	Ps.	90,666,378	Ps.	86,225,287

	Export customers
	2025		2024
Current	Ps.	21,088,823	Ps.	33,799,362
1 to 30 days	8,237		5,673,672
31 to 60 days	130		259,797
61 to 90 days	118		56,352
More than 90 days	25,952,371		16,956,672
Total	47,049,679		56,745,855
Impaired (reserved)	(25,721,579)		(16,237,967)
Total export customers, net	Ps.	21,328,100	Ps.	40,507,888

Summary of Reconciliation for Impaired Accounts Receivable
Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2025		2024		2023
Balance at the beginning of the year	Ps.	(8,158,697)	Ps.	(8,752,400)	Ps.	(5,637,756)
Impairment of accounts receivable	(3,448,371)		593,703		(3,114,644)
Balance at the end of the year	Ps.	(11,607,068)	Ps.	(8,158,697)	Ps.	(8,752,400)

	Export customers
	2025		2024		2023
Balance at the beginning of the year	Ps.	(16,237,967)	Ps.	(167,546)	Ps.	(190,779)
(Increase) cancellation (1)	(9,504,395)		(16,032,261)		1,320
Translation effects	20,783		(38,160)		21,913
Balance at the end of the year	Ps.	(25,721,579)	Ps.	(16,237,967)	Ps.	(167,546)
(1) The impairment of export customers recognized in 2025 and 2024 was mainly in uncollectible export accounts due to the lack of a reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, the fact that the debtor does not suggest a payment plan.

Summary of Other Accounts Receivable
B.    Other financing and non-financing receivables

	2025		2024
Other financing receivables:
Sundry debtors (1)	Ps.	18,378,494	Ps.	26,789,620
Employees and officers	5,342,168		5,541,324
Total other financing receivables	Ps.	23,720,662	Ps.	32,330,944
Other non-financing receivables:
Taxes to be recovered and prepaid taxes	Ps.	46,811,990	Ps.	63,432,179
Special Tax on Production and Services	12,951,835		6,135,511
Other accounts receivable	4,706,004		4,965,223
Total other non-financing receivables	Ps.	64,469,829	Ps.	74,532,913
(1)Includes Ps. (5,466,747) and Ps. (788,453) of impairment, as of December 31, 2025 and 2024, respectively.